Share-Based Compensation - Articles of Association (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 £ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years
A Ordinary Shares
Weighted Average Strike Price per Unit
Granted (in dollars per share) | (per share)	$ 0.36	£ 0.26
A Ordinary Shares | Articles of Association Plan
Number of Units Outstanding
Outstanding at the beginning | shares	2,123,070
Granted | shares	3,236,932
Forfeited | shares	(2,323)
Outstanding at the end | shares	5,357,679
Weighted Average Strike Price per Unit
Outstanding at the beginning (in dollars per share) | $ / shares	$ 0.30
Granted (in dollars per share) | $ / shares	0.25
Forfeited (in dollars per share) | $ / shares	0.25
Outstanding at the end (in dollars per share) | $ / shares	$ 0.27
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars) | $	$ 1,243
Outstanding at the end (in dollars) | $	$ 64,431